Distribution Date:	04/17/26	UBS Commercial Mortgage Trust 2018-C13
Determination Date:	04/13/26
Next Distribution Date:	05/15/26
Record Date:	03/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-C13

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone	nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager	notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22-23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90353KAU3	3.366100%	19,987,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90353KAV1	4.207600%	97,922,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90353KAW9	4.241000%	38,766,000.00	19,761,206.00	603,248.02	69,839.40	0.00	0.00	673,087.42	19,157,957.98	40.02%	30.00%
A-3	90353KAX7	4.069400%	120,000,000.00	78,512,990.76	0.00	266,250.64	0.00	0.00	266,250.64	78,512,990.76	40.02%	30.00%
A-4	90353KAY5	4.334400%	223,741,000.00	223,741,000.00	0.00	808,152.49	0.00	0.00	808,152.49	223,741,000.00	40.02%	30.00%
A-S	90353KBB4	4.585300%	62,552,000.00	62,552,000.00	0.00	239,016.40	0.00	0.00	239,016.40	62,552,000.00	28.35%	21.25%
B	90353KBC2	4.786300%	34,850,000.00	34,850,000.00	0.00	139,002.13	0.00	0.00	139,002.13	34,850,000.00	21.84%	16.38%
C	90353KBD0	5.123664%	31,276,000.00	31,276,000.00	0.00	133,539.76	0.00	0.00	133,539.76	31,276,000.00	16.01%	12.00%
D	90353KAC3	3.000000%	16,442,000.00	16,442,000.00	0.00	41,105.00	0.00	0.00	41,105.00	16,442,000.00	12.94%	9.70%
D-RR	90353KAF6	5.170664%	19,302,000.00	19,302,000.00	0.00	83,170.13	0.00	0.00	83,170.13	19,302,000.00	9.34%	7.00%
E-RR	90353KAH2	5.170664%	8,936,000.00	8,936,000.00	0.00	38,504.21	0.00	0.00	38,504.21	8,936,000.00	7.67%	5.75%
F-RR	90353KAK5	5.170664%	7,149,000.00	7,149,000.00	0.00	30,804.23	0.00	0.00	30,804.23	7,149,000.00	6.34%	4.75%
G-RR	90353KAM1	5.170664%	8,042,000.00	8,042,000.00	0.00	34,652.07	0.00	0.00	34,652.07	8,042,000.00	4.84%	3.63%
NR-RR*	90353KAN9	5.170664%	25,915,367.00	25,915,367.00	0.00	165,413.69	0.00	718.46	165,413.69	25,914,648.54	0.00%	0.00%
Z	90353KAR0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90353KAS8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			714,880,367.00	536,479,563.76	603,248.02	2,049,450.15	0.00	718.46	2,652,698.17	535,875,597.28

X-A	90353KAZ2	0.906607%	500,416,000.00	322,015,196.76	0.00	243,284.41	0.00	0.00	243,284.41	321,411,948.74
X-B	90353KBA6	0.400074%	128,678,000.00	128,678,000.00	0.00	42,900.61	0.00	0.00	42,900.61	128,678,000.00
X-D	90353KAA7	2.170664%	16,442,000.00	16,442,000.00	0.00	29,741.71	0.00	0.00	29,741.71	16,442,000.00
Notional SubTotal			645,536,000.00	467,135,196.76	0.00	315,926.73	0.00	0.00	315,926.73	466,531,948.74

Deal Distribution Total					603,248.02	2,365,376.88	0.00	718.46	2,968,624.90

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90353KAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90353KAV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90353KAW9	509.75612650	15.56126554	1.80156323	0.00000000	0.00000000	0.00000000	0.00000000	17.36282877	494.19486096
A-3	90353KAX7	654.27492300	0.00000000	2.21875533	0.00000000	0.00000000	0.00000000	0.00000000	2.21875533	654.27492300
A-4	90353KAY5	1,000.00000000	0.00000000	3.61199999	0.00000000	0.00000000	0.00000000	0.00000000	3.61199999	1,000.00000000
A-S	90353KBB4	1,000.00000000	0.00000000	3.82108326	0.00000000	0.00000000	0.00000000	0.00000000	3.82108326	1,000.00000000
B	90353KBC2	1,000.00000000	0.00000000	3.98858336	0.00000000	0.00000000	0.00000000	0.00000000	3.98858336	1,000.00000000
C	90353KBD0	1,000.00000000	0.00000000	4.26971991	0.00000000	0.00000000	0.00000000	0.00000000	4.26971991	1,000.00000000
D	90353KAC3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
D-RR	90353KAF6	1,000.00000000	0.00000000	4.30888664	0.00000000	0.00000000	0.00000000	0.00000000	4.30888664	1,000.00000000
E-RR	90353KAH2	1,000.00000000	0.00000000	4.30888653	0.00000000	0.00000000	0.00000000	0.00000000	4.30888653	1,000.00000000
F-RR	90353KAK5	1,000.00000000	0.00000000	4.30888656	0.00000000	0.00000000	0.00000000	0.00000000	4.30888656	1,000.00000000
G-RR	90353KAM1	1,000.00000000	0.00000000	4.30888709	0.00000000	0.00000000	0.00000000	0.00000000	4.30888709	1,000.00000000
NR-RR	90353KAN9	1,000.00000000	0.00000000	6.38284189	(2.07395519)	34.68288333	0.00000000	0.02772332	6.38284189	999.97227668
Z	90353KAR0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90353KAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90353KAZ2	643.49500568	0.00000000	0.48616433	0.00000000	0.00000000	0.00000000	0.00000000	0.48616433	642.28951261
X-B	90353KBA6	1,000.00000000	0.00000000	0.33339506	0.00000000	0.00000000	0.00000000	0.00000000	0.33339506	1,000.00000000
X-D	90353KAA7	1,000.00000000	0.00000000	1.80888639	0.00000000	0.00000000	0.00000000	0.00000000	1.80888639	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/26 - 03/30/26	30	0.00	69,839.40	0.00	69,839.40	0.00	0.00	0.00	69,839.40	0.00
A-3	03/01/26 - 03/30/26	30	0.00	266,250.64	0.00	266,250.64	0.00	0.00	0.00	266,250.64	0.00
A-4	03/01/26 - 03/30/26	30	0.00	808,152.49	0.00	808,152.49	0.00	0.00	0.00	808,152.49	0.00
X-A	03/01/26 - 03/30/26	30	0.00	243,284.41	0.00	243,284.41	0.00	0.00	0.00	243,284.41	0.00
X-B	03/01/26 - 03/30/26	30	0.00	42,900.61	0.00	42,900.61	0.00	0.00	0.00	42,900.61	0.00
X-D	03/01/26 - 03/30/26	30	0.00	29,741.71	0.00	29,741.71	0.00	0.00	0.00	29,741.71	0.00
A-S	03/01/26 - 03/30/26	30	0.00	239,016.40	0.00	239,016.40	0.00	0.00	0.00	239,016.40	0.00
B	03/01/26 - 03/30/26	30	0.00	139,002.13	0.00	139,002.13	0.00	0.00	0.00	139,002.13	0.00
C	03/01/26 - 03/30/26	30	0.00	133,539.76	0.00	133,539.76	0.00	0.00	0.00	133,539.76	0.00
D	03/01/26 - 03/30/26	30	0.00	41,105.00	0.00	41,105.00	0.00	0.00	0.00	41,105.00	0.00
D-RR	03/01/26 - 03/30/26	30	0.00	83,170.13	0.00	83,170.13	0.00	0.00	0.00	83,170.13	0.00
E-RR	03/01/26 - 03/30/26	30	0.00	38,504.21	0.00	38,504.21	0.00	0.00	0.00	38,504.21	0.00
F-RR	03/01/26 - 03/30/26	30	0.00	30,804.23	0.00	30,804.23	0.00	0.00	0.00	30,804.23	0.00
G-RR	03/01/26 - 03/30/26	30	0.00	34,652.07	0.00	34,652.07	0.00	0.00	0.00	34,652.07	0.00
NR-RR	03/01/26 - 03/30/26	30	948,480.07	111,666.38	0.00	111,666.38	(53,747.31)	0.00	0.00	165,413.69	898,819.65
Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			948,480.07	2,311,629.57	0.00	2,311,629.57	(53,747.31)	0.00	0.00	2,365,376.88	898,819.65

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	2,968,624.90
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,320,235.40	Master Servicing Fee	2,761.96
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,527.29
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	230.98
ARD Interest	0.00	Operating Advisor Fee	970.13
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	115.49
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,320,235.40	Total Fees	8,605.87

Principal		Expenses/Reimbursements
Scheduled Principal	603,966.87	Reimbursement for Interest on Advances	(3,796.92)
Unscheduled Principal Collections		ASER Amount	(13,026.96)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(38,384.18)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(718.85)	Special Servicing Fees (Work Out)	823.25
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	637.50
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	603,248.02	Total Expenses/Reimbursements	(53,747.31)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,365,376.88
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	603,248.02
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,968,624.90
Total Funds Collected	2,923,483.42	Total Funds Distributed	2,923,483.46

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	536,479,564.15	536,479,564.15	Beginning Certificate Balance	536,479,563.76
(-) Scheduled Principal Collections	603,966.87	603,966.87	(-) Principal Distributions	603,248.02
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	718.46
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	718.85
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	718.85	718.85	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	535,875,597.28	535,875,597.28	Certificate Other Adjustments**	(0.39)
Beginning Actual Collateral Balance	537,485,577.87	537,485,577.87	Ending Certificate Balance	535,875,597.28
Ending Actual Collateral Balance	536,832,450.82	536,832,450.82

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.39)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.39
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.17%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	74,591,733.97	13.92%	29	4.8555	NAP	Defeased	4	74,591,733.97	13.92%	29	4.8555	NAP
5,000,000 or less	9	32,651,194.09	6.09%	29	5.4334	2.038355	1.30 or less	13	150,459,797.85	28.08%	29	5.3416	1.100438
5,000,001 to 10,000,000	21	151,157,561.00	28.21%	24	5.0470	1.918562	1.31 to 1.40	4	45,477,975.13	8.49%	29	5.2587	1.358361
10,000,001 to 15,000,000	11	147,108,949.38	27.45%	29	5.1946	1.438663	1.41 to 1.50	6	55,232,270.57	10.31%	28	5.0895	1.450777
15,000,001 to 20,000,000	4	74,913,463.58	13.98%	13	4.7513	2.391834	1.51 to 1.60	2	9,887,512.42	1.85%	28	5.3651	1.550000
20,000,001 to 25,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	5	36,437,168.68	6.80%	29	5.3815	1.679620
25,000,001 to 30,000,000	2	55,452,695.26	10.35%	28	4.8456	1.533451	1.71 to 1.80	3	57,776,910.15	10.78%	28	4.6960	1.750958
30,000,001 to 35,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	1	5,475,293.90	1.02%	29	5.0400	1.830000
35,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
Totals	51	535,875,597.28	100.00%	25	5.0223	1.796056	2.01 to 2.25	4	31,106,943.81	5.80%	29	4.8946	2.162080
							2.26 to 2.50	3	25,049,341.02	4.67%	30	4.7830	2.378366
							2.51 or greater	6	44,380,649.78	8.28%	(13)	4.1698	4.740679
							Totals	51	535,875,597.28	100.00%	25	5.0223	1.796056
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	4	74,591,733.97	13.92%	29	4.8555	NAP	Tennessee	2	6,062,020.19	1.13%	28	5.0000	(0.020000)
Alabama	1	405,470.93	0.08%	29	4.7598	2.210000	Texas	5	37,878,469.16	7.07%	29	4.9967	1.366509
Alaska	1	6,250,023.20	1.17%	29	5.3045	1.270000	Utah	1	6,283,000.00	1.17%	29	4.8570	2.240000
Arizona	5	33,874,075.00	6.32%	29	5.0691	1.823724	Virginia	1	13,643,777.67	2.55%	30	5.2400	1.400000
California	3	31,079,944.32	5.80%	29	4.8074	2.158923	Wisconsin	1	1,497,962.29	0.28%	29	4.7598	2.210000
Colorado	2	34,338,566.53	6.41%	(25)	3.9584	4.920860	Totals	54	535,875,597.28	100.00%	25	5.0223	1.796056
Delaware	1	30,000,000.00	5.60%	28	4.2775	1.740000
									Property Type³
Florida	5	29,262,571.83	5.46%	28	5.3665	1.689503
Georgia	1	3,028,848.42	0.57%	30	5.3100	1.090000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	2	45,263,407.68	8.45%	28	5.4728	1.293319		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	14,630,775.73	2.73%	29	4.7400	1.440000	Defeased	4	74,591,733.97	13.92%	29	4.8555	NAP
Iowa	1	2,032,311.51	0.38%	29	4.7598	2.210000	Industrial	9	36,040,106.82	6.73%	29	4.8726	2.054572
Kentucky	1	5,011,823.04	0.94%	30	5.5700	1.420000	Lodging	13	64,233,246.25	11.99%	29	5.2285	1.281284
Louisiana	1	2,299,981.81	0.43%	29	4.7598	2.210000	Mixed Use	3	28,048,836.98	5.23%	29	5.1874	1.713985
Maryland	1	18,563,156.19	3.46%	28	5.0100	1.220000	Multi-Family	3	74,291,557.11	13.86%	28	5.4547	1.401919
Massachusetts	1	14,561,826.82	2.72%	26	5.1760	1.430000	Office	5	66,976,793.33	12.50%	1	4.4877	3.425967
Mississippi	1	12,527,845.33	2.34%	28	4.9970	1.480000	Other	1	12,528,134.27	2.34%	30	5.9900	1.180000
Missouri	3	37,143,399.89	6.93%	29	5.2858	1.583217	Retail	14	172,415,189.69	32.17%	29	4.9718	1.493383
Nevada	1	4,134,316.73	0.77%	28	4.9220	1.660000	Self Storage	2	6,750,000.00	1.26%	29	5.0523	3.276296
New Hampshire	1	25,452,695.26	4.75%	29	5.5152	1.290000	Totals	54	535,875,597.28	100.00%	25	5.0223	1.796056
New Jersey	1	4,750,000.00	0.89%	29	5.0300	2.980000
New Mexico	1	6,139,229.46	1.15%	28	5.2400	1.550000
Ohio	1	13,656,190.56	2.55%	29	5.3200	1.700000
Pennsylvania	2	17,562,833.87	3.28%	30	5.7807	1.134133
South Carolina	1	3,949,341.02	0.74%	30	5.8100	2.290000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	74,591,733.97	13.92%	29	4.8555	NAP	Defeased	4	74,591,733.97	13.92%	29	4.8555	NAP
	4.5000% or less	4	61,130,649.78	11.41%	(2)	4.0604	3.619124	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7000%	3	29,983,258.87	5.60%	29	4.6202	2.215688	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7001% to 4.9000%	5	60,220,899.99	11.24%	29	4.7838	1.742352	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.9001% to 5.1000%	8	74,629,443.07	13.93%	28	5.0149	1.349929	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.1001% to 5.3000%	10	65,942,811.83	12.31%	28	5.2183	1.541995	49 months or greater	47	461,283,863.31	86.08%	25	5.0492	1.804560
	5.3001% to 5.5000%	7	71,780,945.09	13.40%	29	5.3695	1.505924	Totals	51	535,875,597.28	100.00%	25	5.0223	1.796056
	5.5001% to 5.7000%	7	76,551,662.32	14.29%	29	5.5252	1.278057
	5.7001% or greater	3	21,044,192.36	3.93%	30	6.0604	1.494645
	Totals	51	535,875,597.28	100.00%	25	5.0223	1.796056
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	74,591,733.97	13.92%	29	4.8555	NAP	Defeased	4	74,591,733.97	13.92%	29	4.8555	NAP
	88 months or less	47	461,283,863.31	86.08%	25	5.0492	1.804560	Interest Only	13	132,363,649.78	24.70%	15	4.4898	2.754003
	89 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	34	328,920,213.53	61.38%	29	5.2743	1.422487
	Totals	51	535,875,597.28	100.00%	25	5.0223	1.796056	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	51	535,875,597.28	100.00%	25	5.0223	1.796056
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	74,591,733.97	13.92%	29	4.8555	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	43	422,120,003.99	78.77%	24	5.0080	1.822384
	13 months to 24 months	3	13,711,164.06	2.56%	30	5.4521	2.211029
	25 months or greater	1	25,452,695.26	4.75%	29	5.5152	1.290000
	Totals	51	535,875,597.28	100.00%	25	5.0223	1.796056
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30501449	OF	Denver	CO	Actual/360	3.851%	64,522.65	0.00	0.00	N/A	09/06/23	09/06/25	19,456,656.11	19,456,656.11	04/06/26
1A3	30501451				Actual/360	3.851%	21,507.55	0.00	0.00	N/A	09/06/23	09/06/25	6,485,552.04	6,485,552.04	04/06/26
1A6	30501454				Actual/360	3.851%	17,206.04	0.00	0.00	N/A	09/06/23	09/06/25	5,188,441.63	5,188,441.63	04/06/26
2A1	30501362	MF	Chicago	IL	Actual/360	5.522%	71,202.15	19,865.06	0.00	N/A	08/06/28	--	14,973,988.45	14,954,123.39	12/06/25
2A2	30501365				Actual/360	5.522%	57,851.74	16,140.37	0.00	N/A	08/06/28	--	12,166,365.46	12,150,225.09	12/06/25
2A3	30501366				Actual/360	5.522%	44,501.34	12,415.67	0.00	N/A	08/06/28	--	9,358,742.58	9,346,326.91	12/06/25
2A4	30501367				Actual/360	5.522%	28,035.84	7,821.88	0.00	N/A	08/06/28	--	5,896,007.55	5,888,185.67	12/06/25
			Lower Makefield
3	30315035	OF		PA	Actual/360	4.790%	133,913.54	42,957.07	0.00	N/A	09/06/28	--	32,466,074.88	32,423,117.81	04/06/26
			Towns
4	30315036	RT	Newark	DE	Actual/360	4.277%	110,502.08	0.00	0.00	N/A	08/01/28	--	30,000,000.00	30,000,000.00	04/01/26
7	30501448	MF	Manchester	NH	Actual/360	5.515%	121,040.01	33,658.27	0.00	N/A	09/06/28	--	25,486,353.53	25,452,695.26	07/06/25
8	30501549	RT	Las Vegas	NV	Actual/360	5.004%	81,846.33	34,699.67	0.00	N/A	09/06/28	--	18,993,514.89	18,958,815.22	04/06/26
9	30501551	RT	Kansas City	MO	Actual/360	5.363%	87,397.14	30,043.69	0.00	N/A	09/06/28	--	18,923,694.97	18,893,651.28	04/06/26
11	30315044	RT	Silver Spring	MD	Actual/360	5.010%	80,202.26	27,284.33	0.00	N/A	08/06/28	--	18,590,440.52	18,563,156.19	11/06/25
12	30501559	RT	Killeen	TX	Actual/360	4.815%	74,632.50	0.00	0.00	N/A	09/06/28	--	18,000,000.00	18,000,000.00	04/06/26
13	30315045	OF	Santa Rosa	CA	Actual/360	4.650%	70,873.75	0.00	0.00	N/A	08/06/28	--	17,700,000.00	17,700,000.00	04/06/26
15	30315046	LO	Fort Wayne	IN	Actual/360	4.740%	59,809.85	22,515.22	0.00	N/A	09/01/28	--	14,653,290.95	14,630,775.73	04/01/26
16	30315047	RT	Marana	AZ	Actual/360	5.452%	65,719.00	23,516.41	0.00	N/A	10/06/28	--	13,998,318.84	13,974,802.43	04/06/26
17A4	30315049	OF	Lawrence	MA	Actual/360	5.176%	41,399.49	13,363.43	0.00	N/A	06/06/28	--	9,288,412.36	9,275,048.93	04/06/26
17A5	30315048				Actual/360	5.176%	23,597.71	7,617.16	0.00	N/A	06/06/28	--	5,294,394.70	5,286,777.54	04/06/26
18	30315050	RT	Roanoke	VA	Actual/360	5.240%	61,671.26	23,824.34	0.00	N/A	10/01/28	--	13,667,602.01	13,643,777.67	04/01/26
19	30501510	IN	Various	Various	Actual/360	4.760%	60,760.87	17,240.63	0.00	N/A	09/06/28	--	14,824,364.89	14,807,124.26	04/06/26
20	30315051	MU	Cincinnati	OH	Actual/360	5.320%	62,653.40	20,272.15	0.00	N/A	09/06/28	--	13,676,462.71	13,656,190.56	04/06/26
21	30501585	98	Pittsburgh	PA	Actual/360	5.990%	64,719.47	19,127.62	0.00	N/A	10/06/28	--	12,547,261.89	12,528,134.27	04/06/26
22	30315052	RT	Jackson	MS	Actual/360	4.997%	53,986.40	18,459.77	0.00	N/A	08/06/28	--	12,546,305.10	12,527,845.33	04/06/26
23	30314881	LO	Various	Various	Actual/360	5.000%	50,819.79	17,356.56	0.00	N/A	08/01/28	--	11,803,307.21	11,785,950.65	02/01/25
24	30315053	IN	Carlsbad	CA	Actual/360	4.640%	49,744.67	0.00	0.00	N/A	09/06/28	--	12,450,000.00	12,450,000.00	04/06/26
26	30501532	RT	Red Bluff	CA	Actual/360	5.265%	45,311.20	13,875.37	0.00	N/A	09/06/28	--	9,993,819.69	9,979,944.32	04/06/26
27	30315055	RT	Rolla	MO	Actual/360	5.040%	42,375.74	14,247.50	0.00	N/A	08/06/28	--	9,763,996.11	9,749,748.61	04/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	30315057	RT	Chandler	AZ	Actual/360	4.690%	35,931.76	13,799.78	0.00	N/A	09/06/28	--	8,897,058.65	8,883,258.87	04/06/26
30	30315058	LO	Lake City	FL	Actual/360	5.070%	33,429.40	13,917.54	0.00	N/A	08/01/28	--	7,657,049.20	7,643,131.66	04/01/26
31	30315059	MU	Southlake	TX	Actual/360	5.220%	36,504.00	11,376.19	0.00	N/A	09/01/28	--	8,121,022.61	8,109,646.42	04/01/26
32	30315060	OF	San Diego	CA	Actual/360	4.520%	33,667.72	0.00	0.00	N/A	10/01/28	--	8,650,000.00	8,650,000.00	04/01/26
33	30501488	OF	St Louis	MO	Actual/360	5.396%	39,492.79	0.00	0.00	N/A	09/06/28	--	8,500,000.00	8,500,000.00	04/06/26
34	30315061	LO	Gainesville	FL	Actual/360	5.370%	34,636.69	12,934.37	0.00	N/A	08/01/28	--	7,490,363.57	7,477,429.20	04/01/26
36	30315062	LO	Santa Fe	NM	Actual/360	5.240%	27,750.57	10,860.34	0.00	N/A	08/06/28	--	6,150,089.80	6,139,229.46	04/06/26
37	30501552	RT	Fort Smith	AK	Actual/360	5.304%	28,591.13	9,305.30	0.00	09/06/28	06/06/32	--	6,259,328.50	6,250,023.20	04/06/26
38	30501560	MF	Scottsdale	AZ	Actual/360	4.779%	26,751.92	0.00	0.00	N/A	09/06/28	--	6,500,000.00	6,500,000.00	04/06/26
39	30501553	MU	Sandy	UT	Actual/360	4.857%	26,278.12	0.00	0.00	N/A	09/06/28	--	6,283,000.00	6,283,000.00	04/06/26
40	30315063	LO	Fort Pierce	FL	Actual/360	5.390%	25,616.94	9,439.73	0.00	N/A	09/06/28	--	5,519,240.67	5,509,800.94	04/06/26
41	30315064	RT	Pensacola	FL	Actual/360	5.040%	23,802.82	9,227.40	0.00	N/A	09/01/28	--	5,484,521.30	5,475,293.90	04/01/26
42	30315065	IN	Lewisburg	PA	Actual/360	5.260%	22,865.88	13,574.27	0.00	N/A	10/01/28	--	5,048,273.87	5,034,699.60	04/01/26
43	30315066	LO	Florence	KY	Actual/360	5.570%	24,100.98	12,995.51	0.00	N/A	10/10/28	--	5,024,818.55	5,011,823.04	04/10/26
44	30315067	LO	Brooksville	FL	Actual/360	6.470%	25,501.58	10,521.78	0.00	N/A	10/01/28	--	4,577,238.85	4,566,717.07	04/01/26
45	30315068	SS	Hackettstown	NJ	Actual/360	5.030%	20,574.10	0.00	0.00	N/A	09/01/28	--	4,750,000.00	4,750,000.00	04/01/26
46	30501356	OF	Las Vegas	NV	Actual/360	4.922%	17,555.55	7,717.52	0.00	N/A	08/06/28	--	4,142,034.25	4,134,316.73	04/06/26
47	30315069	LO	Travelers Rest	SC	Actual/360	5.810%	19,808.45	9,930.20	0.00	N/A	10/01/28	--	3,959,271.22	3,949,341.02	04/01/26
48	30315070	IN	Baytown	TX	Actual/360	5.570%	18,025.21	9,797.16	0.00	N/A	09/06/28	--	3,758,080.12	3,748,282.96	04/06/26
49	30315071	RT	Pompano Beach	FL	Actual/360	5.120%	18,076.44	0.00	0.00	N/A	07/06/28	--	4,100,000.00	4,100,000.00	04/06/26
51	30315073	LO	Norcross	GA	Actual/360	5.310%	13,886.52	8,115.42	0.00	N/A	10/01/28	--	3,036,963.84	3,028,848.42	04/01/26
52	30315074	RT	Coppell	TX	Actual/360	5.270%	10,790.77	4,152.19	0.00	N/A	09/06/28	--	2,377,840.08	2,373,687.89	04/06/26
53	30501489	SS	Yuma	AZ	Actual/360	5.105%	8,792.29	0.00	0.00	N/A	09/06/28	--	2,000,000.00	2,000,000.00	04/06/26
Totals							2,320,235.40	603,966.87	0.00				536,479,564.15	535,875,597.28
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	13,733,936.65	13,658,464.38	01/01/25	12/31/25	01/12/26	0.00	0.00	0.00	0.00	0.00	0.00
1A3	13,733,936.65	13,658,464.38	01/01/25	12/31/25	01/12/26	1,598,695.08	0.00	0.00	0.00	0.00	0.00
1A6	13,733,936.65	13,658,464.38	01/01/25	12/31/25	01/12/26	1,278,956.06	0.00	0.00	0.00	0.00	0.00
2A1	4,118,744.57	3,855,889.47	07/01/24	06/30/25	03/11/26	0.00	35,793.12	108,191.12	328,349.59	0.00	0.00
2A2	4,118,744.57	3,855,889.47	07/01/24	06/30/25	03/11/26	0.00	29,081.92	266,784.05	266,784.05	0.00	0.00
2A3	4,118,744.57	3,855,889.47	07/01/24	06/30/25	03/11/26	0.00	22,370.70	205,218.51	205,218.51	0.00	0.00
2A4	4,118,744.57	3,855,889.47	07/01/24	06/30/25	03/11/26	0.00	14,093.54	129,287.69	129,287.69	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	45,024,854.30	42,290,140.21	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	11/12/25	6,416,905.82	178,837.95	123,904.38	1,212,958.81	324,067.36	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	3,654,636.75	3,720,856.61	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,202,693.61	5,845,001.24	01/01/25	06/30/25	04/13/26	1,039,830.10	4,483.76	102,760.30	532,753.59	0.00	0.00
12	1,133,739.00	1,018,652.44	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,132,661.35	1,745,403.68	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,530,645.41	1,504,878.78	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17A4	8,145,058.05	7,872,893.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17A5	8,145,058.05	7,872,893.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,511,571.64	1,506,517.61	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,732,270.40	1,789,860.31	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,218,055.62	1,850,670.24	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,158,782.65	1,217,821.56	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,471,352.47	1,448,774.56	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,572,252.67	611,417.24	10/01/24	09/30/25	12/11/25	247,018.69	43,271.10	910,846.79	910,846.79	0.00	0.00
24	806,627.39	1,524,498.25	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,215,513.29	1,231,144.10	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,090,288.89	995,188.66	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,025,505.53	1,071,019.81	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,039,555.52	1,317,137.68	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	880,498.48	803,679.76	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,185,419.20	1,022,592.80	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	925,433.33	861,995.11	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	924,506.10	845,019.36	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	2,138,863.64	911,546.01	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	612,125.81	579,751.72	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,060,307.87	951,450.06	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	613,564.85	725,247.25	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	719,602.20	814,103.95	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	387,484.60	512,232.05	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	714,523.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,166,394.43	818,304.54	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	730,345.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	478,079.29	525,296.66	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	905,664.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	596,116.57	602,077.78	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	376,359.72	361,582.40	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	485,124.71	332,011.39	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
52	203,925.78	383,355.29	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	429,043.28	418,601.49	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	164,021,294.90	154,302,567.62				10,581,405.75	327,932.09	1,846,992.84	3,586,199.03	324,067.36	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/26	0	0.00	0	0.00	3	58,969,974.84	1	11,785,950.65	0	0.00	0	0.00	0	0.00	0	0.00	5.022251%	5.003623%	25
03/17/26	0	0.00	0	0.00	3	59,050,782.50	1	11,803,307.21	0	0.00	0	0.00	0	0.00	0	0.00	5.022497%	5.003868%	26
02/18/26	0	0.00	1	18,625,350.33	2	40,532,161.17	1	11,825,495.52	0	0.00	0	0.00	0	0.00	1	20,000,000.00	5.022810%	5.004180%	27
01/16/26	1	18,652,367.50	0	0.00	2	40,585,091.77	1	11,842,682.54	0	0.00	0	0.00	0	0.00	0	0.00	5.052807%	5.034301%	28
12/17/25	0	0.00	0	0.00	2	40,637,772.07	1	11,859,795.88	0	0.00	0	0.00	0	0.00	0	0.00	5.053006%	5.034500%	29
11/18/25	0	0.00	0	0.00	2	40,696,411.29	1	11,878,478.57	0	0.00	0	0.00	3	7,310,769.23	0	0.00	5.053224%	5.034716%	30
10/20/25	0	0.00	1	25,667,623.27	1	15,080,941.89	1	11,895,438.45	0	0.00	1	17,700,000.00	0	0.00	0	0.00	5.037918%	5.019452%	31
09/17/25	1	25,704,184.90	1	15,102,512.37	0	0.00	1	11,913,973.24	0	0.00	0	0.00	0	0.00	0	0.00	5.038147%	5.019680%	32
08/15/25	2	40,858,329.61	0	0.00	1	17,700,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.038362%	5.019895%	33
07/17/25	1	25,768,970.50	1	6,336,762.43	1	17,700,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.038576%	5.020107%	34
06/17/25	2	18,312,439.52	2	43,505,068.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.038810%	5.020340%	35
05/16/25	3	55,519,481.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.039020%	5.020550%	36
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30501448	07/06/25	8	6	123,904.38	1,212,958.81	769,384.80	25,768,970.50	08/08/24	2
11	30315044	11/06/25	4	6	102,760.30	532,753.59	0.00	18,708,646.60	10/27/25	2
2A1	30501362	12/06/25	3	3	108,191.12	328,349.59	0.00	15,039,826.59	10/16/25	13
Totals					334,855.80	2,074,061.99	769,384.80	59,517,443.69
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		31,130,650	31,130,650	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		498,494,924	427,738,999	58,969,975		11,785,951
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		6,250,023	6,250,023	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-26	535,875,597	465,119,672	0	0	58,969,975	11,785,951
Mar-26	536,479,564	465,625,474	0	0	59,050,783	11,803,307
Feb-26	537,248,552	466,265,545	0	18,625,350	40,532,161	11,825,496
Jan-26	557,846,351	455,635,560	18,652,368	0	71,715,742	11,842,683
Dec-25	558,441,465	505,943,897	0	0	40,637,772	11,859,796
Nov-25	559,090,083	518,393,672	0	0	40,696,411	0
Oct-25	566,990,379	526,241,814	0	25,667,623	15,080,942	0
Sep-25	567,633,614	488,385,498	25,704,185	15,102,512	38,441,419	0
Aug-25	568,200,889	509,642,559	40,858,330	0	17,700,000	0
Jul-25	568,765,609	518,959,876	25,768,971	6,336,762	17,700,000	0
Jun-25	569,382,430	507,564,922	18,312,440	43,505,068	0	0
May-25	569,941,828	514,422,346	55,519,482	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A1	30501449	19,456,656.11	19,456,656.11	33,000,000.00	11/06/25	13,030,588.38	5.43000	12/31/25	09/06/23	I/O
1A3	30501451	6,485,552.04	6,485,552.04	33,000,000.00	11/06/25	13,030,588.38	5.43000	12/31/25	09/06/23	I/O
1A6	30501454	5,188,441.63	5,188,441.63	33,000,000.00	11/06/25	13,030,588.38	5.43000	12/31/25	09/06/23	I/O
2A1	30501362	14,954,123.39	15,039,826.59	70,200,000.00	07/31/25	3,810,489.47	1.23000	06/30/25	08/06/28	269
2A2	30501365	12,150,225.09	12,219,858.96	70,200,000.00	07/31/25	3,810,489.47	1.23000	06/30/25	08/06/28	269
2A3	30501366	9,346,326.91	9,399,891.43	70,200,000.00	07/31/25	3,810,489.47	1.23000	06/30/25	08/06/28	269
2A4	30501367	5,888,185.67	5,921,931.34	70,200,000.00	07/31/25	3,810,489.47	1.23000	06/30/25	08/06/28	269
7	30501448	25,452,695.26	25,768,970.50	37,700,000.00	06/20/18	2,387,378.38	1.29000	09/30/23	09/06/28	269
11	30315044	18,563,156.19	18,708,646.60	68,500,000.00	12/17/25	5,427,691.24	1.22000	06/30/25	08/06/28	269
22	30315052	12,527,845.33	12,527,845.33	20,700,000.00	06/11/18	1,289,563.56	1.48000	12/31/25	08/06/28	269
23	30314881	11,785,950.65	12,038,391.28	49,000,000.00	--	(45,491.51)	(0.02000)	09/30/25	08/01/28	269
Totals		141,799,158.27	142,756,011.81	555,700,000.00		63,392,864.69

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1A1	30501449	OF	CO	09/08/25	1

4/2/2026: Loan transferred into MLS Special Servicing 9/8/2025 due to maturity default. The borrower informed the servicer that it is unable to repay the loan due to TIAA (43% of NRA) plans to vacate in phases beginning 8/31/26; its lease expires 1 2/2029. Additionally, HDR Engineering (9.4% of NRA) plans to vacate at lease exp 10/31/26. Collateral is a 36 story, 703,676 sf, Class A office building located in downtown Denver, CO along with an eight-story parking garage. The

UPB was partially paid do wn 11/2025 using excess cash. The borrower has requested an extension of the loan to provide time to negotiate a lease buy-out with TIAA. Midland continues to negotiate with the borrower to determine a path to pay

	off the loan.

1A3	30501451	Various	Various	09/08/25	1

4/2/2026: Loan transferred into MLS Special Servicing 9/8/2025 due to maturity default. The borrower informed the servicer that it is unable to repay the loan due to TIAA (43% of NRA) plans to vacate in phases beginning 8/31/26; its lease expires 1 2/2029. Additionally, HDR Engineering (9.4% of NRA) plans to vacate at lease exp 10/31/26. Collateral is a 36 story, 703,676 sf, Class A office building located in downtown Denver, CO along with an eight-story parking garage. The

UPB was partially paid do wn 11/2025 using excess cash. The borrower has requested an extension of the loan to provide time to negotiate a lease buy-out with TIAA. Midland continues to negotiate with the borrower to determine a path to pay

	off the loan.

1A6	30501454	Various	Various	09/08/25	1

4/2/2026: Loan transferred into MLS Special Servicing 9/8/2025 due to maturity default. The borrower informed the servicer that it is unable to repay the loan due to TIAA (43% of NRA) plans to vacate in phases beginning 8/31/26; its lease expires 1 2/2029. Additionally, HDR Engineering (9.4% of NRA) plans to vacate at lease exp 10/31/26. Collateral is a 36 story, 703,676 sf, Class A office building located in downtown Denver, CO along with an eight-story parking garage. The

UPB was partially paid do wn 11/2025 using excess cash. The borrower has requested an extension of the loan to provide time to negotiate a lease buy-out with TIAA. Midland continues to negotiate with the borrower to determine a path to pay

	off the loan.

2A1	30501362	MF	IL	10/16/25	13

4.3.2026: Appraisal received and valuation was published. Updated BOV was also received. The borrower was transferred to Special Servicing [for the 2nd time] for payment default on or about 10/22/2025. The collateral consists of a 454-bed

(129 uni t) student housing building located at 59 East Van Buren Street in Chicago, Illinois. Asset Manager performed site inspection on 12/5/2025, and the property was observed to be in fair/satisfactory condition. Lender, through counsel filed

	for Receivership with the court on 3.26.2026 and court ruling expected 4/15/2026. Ultimate resolution strategy entails executing a Receiver sale when appropriate.

2A2	30501365	Various	Various	10/16/25	13

4.3.2026: Appraisal received and valuation was published. Updated BOV was also received. The borrower was transferred to Special Servicing [for the 2nd time] for payment default on or about 10/22/2025. The collateral consists of a 454-bed

(129 uni t) student housing building located at 59 East Van Buren Street in Chicago, Illinois. Asset Manager performed site inspection on 12/5/2025, and the property was observed to be in fair/satisfactory condition. Lender, through counsel filed

	for Receivership with the court on 3.26.2026 and court ruling expected 4/15/2026. Ultimate resolution strategy entails executing a Receiver sale when appropriate.

2A3	30501366	Various	Various	10/16/25	13

4.3.2026: Appraisal received and valuation was published. Updated BOV was also received. The borrower was transferred to Special Servicing [for the 2nd time] for payment default on or about 10/22/2025. The collateral consists of a 454-bed

(129 uni t) student housing building located at 59 East Van Buren Street in Chicago, Illinois. Asset Manager performed site inspection on 12/5/2025, and the property was observed to be in fair/satisfactory condition. Lender, through counsel filed

	for Receivership with the court on 3.26.2026 and court ruling expected 4/15/2026. Ultimate resolution strategy entails executing a Receiver sale when appropriate.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2A4	30501367	Various	Various	10/16/25	13

4.3.2026: Appraisal received and valuation was published. Updated BOV was also received. The borrower was transferred to Special Servicing [for the 2nd time] for payment default on or about 10/22/2025. The collateral consists of a 454-bed

(129 uni t) student housing building located at 59 East Van Buren Street in Chicago, Illinois. Asset Manager performed site inspection on 12/5/2025, and the property was observed to be in fair/satisfactory condition. Lender, through counsel filed

	for Receivership with the court on 3.26.2026 and court ruling expected 4/15/2026. Ultimate resolution strategy entails executing a Receiver sale when appropriate.

7	30501448	MF	NH	08/08/24	2
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

11	30315044	RT	MD	10/27/25	2

4/13/2026 - The Loan transferred to Special Servicing as of 10/28/2025 for imminent default. The collateral consists of a 347,758 SF, five-story vertical urban power center located on Colesville Road in Downtown Silver Spring, Maryland,

approximate ly 6.6 miles north of Washington, D.C. Borrower relayed to the Lender that they do not plan to infuse equity to address outstanding payables. Borrower consented to a receiver, Spinoso, who is in place since 1/20/2026. An updated

	appraisal is under review.

22	30315052	RT	MS	08/20/25	9

4/3/26: The Subject Property was reportedly constructed in 1997 and consists of an 18-unit, 221,127 NRA retail facility with four single-story retail strip buildings and one stand-alone vacant restaurant building, all located on two non-contiguous parcels, cumulatively totaling approx. 16.478 acres in Jackson, MS. Loan was transferred into Special Servicing on 8/20/25 due to outstanding Excess Cash flow not being remitted to Lender. Legal counsel engaged. Borrower has executed a prenegotiation lett er. Loan is currently due for the 4/6/26 payment. Borrower has submitted LOIs for vacant Conn''s space, lender reviewing. Appraisal is being reviewed. Lender reviewing with counsel to determine all loan compliance items.

23	30314881	LO	Various	03/25/25	2

4/13/2026 - This Loan transferred to SS on 3/27/2025 due to an Imminent Default. Loan is paid through January 2025. The Loan is secured by four (4) hospitality properties (i) 83-room Hampton Inn & Suites Nashville Smyrna located in Smyrna,

TN, (ii ) 112-room Hilton Garden Inn Nashville Smyrna, located in Smyrna, TN, (iii) 127-room Hyatt Place Phoenix North, located in Phoenix, AZ, and (iv) 139-room Aloft Broomfield, located in Broomfield, CO. A receiver is in place as of

September 2025 on three o f the hotels. Borrower has marketed the Aloft for sale and closing occurred in March 2026. Proceeds will be utilized to bring the loan current. The Receiver is preparing to commence the orderly liquidation of the

	remaining three hotels later this year.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A1	30501449	0.00	3.85110%	0.00	3.85110%	8	06/14/24	06/14/24	06/27/24
1A3	30501451	0.00	3.85110%	0.00	3.85110%	8	06/14/24	06/14/24	06/27/24
1A6	30501454	0.00	3.85110%	0.00	3.85110%	8	06/14/24	06/14/24	06/27/24
2A1	30501362	0.00	5.52200%	0.00	5.52200%	10	10/04/21	10/04/21	12/07/21
2A2	30501365	0.00	5.52200%	0.00	5.52200%	9	10/04/21	10/04/21	01/27/22
2A3	30501366	0.00	5.52200%	0.00	5.52200%	9	10/04/21	10/04/21	01/27/22
2A4	30501367	0.00	5.52200%	0.00	5.52200%	9	10/04/21	10/04/21	01/27/22
11	30315044	20,000,000.00	5.01000%	20,000,000.00	5.01000%	8	06/01/20	06/05/20	06/08/20
13	30315045	0.00	4.65000%	0.00	4.65000%	10	08/01/25	08/01/25	09/19/25
15	30315046	15,800,000.00	4.74000%	15,800,000.00	4.74000%	8	06/29/20	06/01/20	08/10/20
16	30315047	0.00	5.45200%	0.00	5.45200%	8	08/19/21	08/19/21	08/27/21
23	30314881	12,700,000.00	5.00000%	12,700,000.00	5.00000%	8	06/25/21	06/25/21	07/07/21
25	30315054	10,990,399.52	5.63200%	10,990,399.52	5.63200%	10	05/06/20	05/06/20	05/06/20
25	30315054	0.00	5.63200%	0.00	5.63200%	8	02/02/21	12/04/20	02/10/21
28	30315056	9,685,289.40	5.63200%	9,685,289.40	5.63200%	10	05/06/20	05/06/20	05/06/20
28	30315056	0.00	5.63200%	0.00	5.63200%	8	02/02/21	12/04/20	02/10/21
34	30315061	8,244,199.07	5.37000%	8,244,199.07	5.37000%	10	12/01/20	12/01/20	02/18/21
43	30315066	5,834,448.00	5.57000%	5,834,448.00	5.57000%	10	05/04/20	05/08/20	05/08/20
47	30315069	4,546,148.12	5.81000%	4,546,148.12	5.81000%	10	04/13/21	09/01/20	04/29/21
51	30315073	3,545,038.12	5.31000%	3,545,038.12	5.31000%	8	05/22/20	05/01/20	05/29/20
Totals		91,345,522.23		91,345,522.23
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6A1	30501351	02/18/21	20,000,000.00	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
6A3	30501430	02/18/21	8,000,000.00	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
10	30315037	02/18/26	20,000,000.00	166,800,000.00	0.00	0.00	0.00	0.00	0.00	(718.85)	(718.85)	718.85	0.00%
50	30315072	01/18/22	3,747,873.14	6,900,000.00	0.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			51,747,873.14	261,700,000.00	0.63	0.00	0.00	0.00	0.00	(718.85)	(718.85)	718.85

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6A1	30501351	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6A3	30501430	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	30315037	02/25/26	0.00	0.00	0.00	0.00	0.00	718.85	0.00	0.00	718.85
50	30315072	01/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	718.85	0.00	0.00	718.85
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	718.85	0.00	0.00	718.85

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A1	0.00	0.00	(21,869.24)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A3	0.00	0.00	(7,289.75)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A6	0.00	0.00	(5,831.80)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A1	0.00	0.00	3,223.57	0.00	0.00	(17,319.26)	0.00	0.00	1.37	0.00	0.00	0.00
2A2	0.00	0.00	2,619.15	0.00	0.00	(14,071.90)	0.00	0.00	0.00	0.00	0.00	0.00
2A3	0.00	0.00	2,014.73	0.00	0.00	(10,824.53)	0.00	0.00	0.00	0.00	0.00	0.00
2A4	0.00	0.00	1,269.28	0.00	0.00	(6,819.46)	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	5,486.65	0.00	0.00	30,461.41	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	4,002.11	0.00	0.00	4,483.76	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	823.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(49.49)	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	7.47	0.00	0.00	0.00
23	0.00	0.00	(25,508.88)	0.00	0.00	1,063.02	0.00	0.00	(3,431.61)	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.05	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	11.71	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	13.72	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(33.30)	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(320.84)	0.00	0.00	0.00
Total	0.00	0.00	(38,384.18)	0.00	823.25	(13,026.96)	0.00	0.00	(3,796.92)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(54,384.81)

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28